Related Party Balances and Transactions - Due to related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Balances and Transactions
Amounts due to related parties	¥ 409,363	¥ 561,625
Other Liability, Related Party [Extensible Enumeration]	Related party	Related party
Related party | Forseven Limited and its affiliate
Related Party Balances and Transactions
Amounts due to related parties	¥ 272,563
Related party | Beijing WeLion New Energy Technology Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	66,477	¥ 25,843
Related party | Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	29,658	358,083
Related party | Xunjie Energy (Wuhan) Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	17,409	75,157
Related party | Wuhan Weineng Battery Assets Co., Ltd. and its subsidiary
Related Party Balances and Transactions
Amounts due to related parties	9,634	60,187
Related party | Tianjin Tengyi Information Technology Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	8,575	6,200
Related party | Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	2,630	16,099
Related party | Shanghai VTA Technology Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	1,932
Related party | Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	281	19,869
Related party | Shanghai Weishang Business Consulting Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	133	¥ 187
Related party | Blue Horizon Limited and its subsidiaries
Related Party Balances and Transactions
Amounts due to related parties	¥ 71